EQUITY - Redemption-Exchange Units Held by Brookfield (Details)	6 Months Ended
Jun. 30, 2019 shares
Disclosure of classes of share capital [line items]
Balance at beginning of period	66,185,802
Issued for cash	13,837,000
Balance at end of period	79,933,775
Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of classes of share capital [line items]
Balance at beginning of period	63,095,497
Issued for cash	6,610,000
Balance at end of period	69,705,497